UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)



100 Innovation Drive, Suite 200

Irvine, California 92617

 (Address of principal executive offices, Zip Code)



Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)



Copy to:



John J OBrien Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103





Registrant's telephone number, including area code: (949) 381-7800



Date of fiscal year end: May 31



Date of reporting period July 1 2021 to June 30 2022



Form N-PX is to be used
by a registered management
investment company, other than a small business investment company registered on
Form N5 239.24 and 274.5 of this chapter to file reports with the Commission, not later than August 31 of each year containing the registrants proxy voting record for the most recent twelve-month period ended June
30 pursuant to section 30 of the
Investment Company Act of
1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The
Commission may use the
information provided on Form
N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose
the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NPX unless the Form displays a currently valid
Office of Management and Budget OMB control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary Securities and Exchange
Commission 450 Fifth Street NW Washington DC 205490609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Proxy Voting Record.

Rimrock Core Bond Fund

There was no proxy voting activity for the Fund during the reporting period.

Rimrock Emerging Markets Corporate Credit Fund

There was no proxy voting activity for the Fund during the reporting period.






SIGNATURES
/S/ Scott Dubchansky
Pursuant to the
requirements of the Investment
Company Act of 1940 the registrant has duly
caused this
report to be signed on its behalf by the undersigned thereunto duly authorized.



Rimrock Funds Trust

Signature - Scott Dubchansky




By: _______________________________________

Scott Dubchansky

President



Date: August 1, 2022